Debentures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Debentures [Abstract]
Schedule of Debentures
A.	Composed as follows:

	December 31, 2021		December 31, 2020
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	139,664	137,299	83,499	82,724
Less current maturities	20,342	19,806	10,849	10,600
Total long-term debentures	119,322	117,493	72,650	72,124

Schedule of Aggregate Annual Maturities of Debentures
C.	The aggregate annual maturities are as follows:

	December 31	December 31
	2021	2020
	€ in thousands
Second year	19,824	13,716
Third year	40,195	15,322
Fourth year	40,263	24,629
Fifth year	17,211	18,457

Long-term Debentures	117,493	72,124
Current maturities	19,806	10,600
	137,299	82,724